Schedule of Investments
May 31, 2023 (unaudited)
Monteagle Smart Diversification Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 94.82%

Invesco QQQ Trust, Series 1 ETF	6,000	2,087,940
iShares China Large-Cap ETF (2)	30,000	779,100
iShares International Select Dividend ETF	10,000	262,300
iShares MSCI China ETF (2)	44,000	1,902,560
iShares MSCI EAFE ETF (2)	10,000	706,700
iShares MSCI Emerging Markets ETF (2)	20,000	763,800
iShares MSCI India ETF (2)	32,000	1,334,400
iShares U.S. Regional Banks ETF	30,000	963,300
SPDR Portfolio Developed World ex-US ETF (2)	86,483	2,741,511
SPDR Portfolio Emerging Markets ETF (2)	20,000	664,000
SPDR S&P 500 ETF Trust	9,725	4,063,592

Total Registered Investment Companies	(Cost $ 15,532,752)	16,269,203

Money Market Registered Investment Companies - 5.42%

Federated Hermes Government Obligations Fund - Institutional Class, 4.90% (3)	929,416	929,416

Total Money Market Registered Investment Companies	(Cost $ 929,416)	929,416

Total Investments - 100.23%	(Cost $ 16,462,168)	17,198,619

Liabilities in Excess of Other Assets - (0.23%)		(40,018)

Total Net Assets - 100.00%		17,158,601

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$17,198,619	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$17,198,619	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2023